General and Administrative (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 22,102	$ 21,755	$ 21,092
General and Administrative expenses	29,897	29,806	27,503
General and Administrative
Salaries	13,401	14,957	14,400
Depreciation	580	592	548
Office expenses	15,916	14,257	12,555
General and Administrative expenses	$ 29,897	$ 29,806	$ 27,503